Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 13,589	$ 8,993	$ 7,008
Unrecognized compensation cost	22,037
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	2,679	2,020	1,734
Unrecognized compensation cost	$ 2,718
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	2 years
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 9,809	6,189	4,377
Unrecognized compensation cost	$ 18,985
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	2 years 9 months 18 days
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 376	257	229
Unrecognized compensation cost	$ 334
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	1 year 6 months
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 725	$ 527	$ 668